LOANS, Impaired Financing Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impaired loan with no allocated allowance for loan losses [Abstract]
TDR	$ 93	$ 337
Non - TDR	1,367	1,550
Impaired loans with an allocated allowance for loan losses [Abstract]
TDR - allowance based on collateral	9,027	1,587
TDR - allowance based on present value cash flow	37,953	48,798
Non - TDR - allowance based on collateral	1,873	3,365
Total impaired loans	50,313	55,637
Amount of allowance for loan losses allocated [Abstract]
TDR - allowance based on collateral	1,058	542
TDR - allowance based on present value cash flow	3,755	4,641
Non - TDR - allowance based on collateral	768	972
Total amount of allowance for loan losses allocated	5,581	6,155
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	1,460	1,887
Unpaid Principal Balance, with no related allowance for loan losses recorded	1,865	2,115
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	49,212	54,005
Unpaid Principal Balance, with an allowance for loan losses recorded	51,105	56,708
Recorded Investment	50,672	55,892
Unpaid Principal Balance	52,970	58,823
Related Allowance	5,581	6,155
Accrued interest included in recorded investment	359	255
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	1,724	789	$ 1,396
Interest Income Recognized, with no related allowance for loan losses recorded	23	13	58
Average Recorded Investment, with an allowance for loan losses recorded	55,600	55,428	61,529
Interest Income Recognized, with an allowance for loan losses recorded	4,828	2,978	3,052
Average Recorded Investment	57,324	56,217	62,925
Interest Income Recognized	4,851	2,991	3,110
Commercial [Member] | Commercial and Industrial [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	77	257
Unpaid Principal Balance, with no related allowance for loan losses recorded	80	257
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	2,227	1,655
Unpaid Principal Balance, with an allowance for loan losses recorded	2,370	1,706
Recorded Investment	2,304	1,912
Unpaid Principal Balance	2,450	1,963
Related Allowance	756	453
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	125	51	378
Interest Income Recognized, with no related allowance for loan losses recorded	9	0	20
Average Recorded Investment, with an allowance for loan losses recorded	2,230	2,256	2,641
Interest Income Recognized, with an allowance for loan losses recorded	242	72	127
Average Recorded Investment	2,355	2,307	3,019
Interest Income Recognized	251	72	147
Commercial [Member] | Commercial Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	796
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	796
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	7,127	6,685
Unpaid Principal Balance, with an allowance for loan losses recorded	7,096	6,661
Recorded Investment	7,127	7,481
Unpaid Principal Balance	7,096	7,457
Related Allowance	510	578
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	159	278	961
Interest Income Recognized, with no related allowance for loan losses recorded	0	5	0
Average Recorded Investment, with an allowance for loan losses recorded	10,751	5,778	5,199
Interest Income Recognized, with an allowance for loan losses recorded	1,043	315	288
Average Recorded Investment	10,910	6,056	6,160
Interest Income Recognized	1,043	320	288
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	623	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	629	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	506	1,447
Unpaid Principal Balance, with an allowance for loan losses recorded	880	1,445
Recorded Investment	1,129	1,447
Unpaid Principal Balance	1,509	1,445
Related Allowance	50	91
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	408	0	41
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	1,083	995	1,335
Interest Income Recognized, with an allowance for loan losses recorded	84	39	69
Average Recorded Investment	1,491	995	1,376
Interest Income Recognized	84	39	69
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	212
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	217
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	21,655	10,163
Unpaid Principal Balance, with an allowance for loan losses recorded	22,311	10,695
Recorded Investment	21,655	10,375
Unpaid Principal Balance	22,311	10,912
Related Allowance	2,300	1,031
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	252	201	15
Interest Income Recognized, with no related allowance for loan losses recorded	4	0	27
Average Recorded Investment, with an allowance for loan losses recorded	19,624	15,183	28,183
Interest Income Recognized, with an allowance for loan losses recorded	2,033	594	1,408
Average Recorded Investment	19,876	15,384	28,198
Interest Income Recognized	2,037	594	1,435
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	305	214
Unpaid Principal Balance, with no related allowance for loan losses recorded	473	366
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	4,335	4,962
Unpaid Principal Balance, with an allowance for loan losses recorded	4,704	5,542
Recorded Investment	4,640	5,176
Unpaid Principal Balance	5,177	5,908
Related Allowance	495	572
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	308	123	0
Interest Income Recognized, with no related allowance for loan losses recorded	10	0	0
Average Recorded Investment, with an allowance for loan losses recorded	4,664	2,874	5,475
Interest Income Recognized, with an allowance for loan losses recorded	375	291	314
Average Recorded Investment	4,972	2,997	5,475
Interest Income Recognized	385	291	314
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	301	407
Unpaid Principal Balance, with no related allowance for loan losses recorded	304	438
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	811	14,059
Unpaid Principal Balance, with an allowance for loan losses recorded	829	15,243
Recorded Investment	1,112	14,466
Unpaid Principal Balance	1,133	15,681
Related Allowance	200	1,695
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	380	136	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	7	0
Average Recorded Investment, with an allowance for loan losses recorded	3,376	13,383	284
Interest Income Recognized, with an allowance for loan losses recorded	22	809	12
Average Recorded Investment	3,756	13,519	284
Interest Income Recognized	22	816	12
Mortgage [Member] | Resort Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	154	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	379	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	10,555	12,110
Unpaid Principal Balance, with an allowance for loan losses recorded	10,764	12,263
Recorded Investment	10,709	12,110
Unpaid Principal Balance	11,143	12,263
Related Allowance	1,079	1,474
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	92	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	11,316	11,697	14,687
Interest Income Recognized, with an allowance for loan losses recorded	799	669	606
Average Recorded Investment	11,408	11,697	14,687
Interest Income Recognized	799	669	606
Installment [Member] | Boat Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	7	0
Unpaid Principal Balance, with an allowance for loan losses recorded	11	0
Recorded Investment	7	0
Unpaid Principal Balance	11	0
Related Allowance	2	0
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	59	54	1
Interest Income Recognized, with an allowance for loan losses recorded	1	0	0
Average Recorded Investment	59	54	1
Interest Income Recognized	1	0	0
Installment [Member] | Recreational Vehicle Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	0
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	0
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	87	0
Unpaid Principal Balance, with an allowance for loan losses recorded	100	0
Recorded Investment	87	0
Unpaid Principal Balance	100	0
Related Allowance	19	0
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	0	0
Interest Income Recognized, with no related allowance for loan losses recorded	0	0	0
Average Recorded Investment, with an allowance for loan losses recorded	81	22	84
Interest Income Recognized, with an allowance for loan losses recorded	4	0	4
Average Recorded Investment	81	22	84
Interest Income Recognized	4	0	4
Installment [Member] | Other [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance for loan losses recorded	0	1
Unpaid Principal Balance, with no related allowance for loan losses recorded	0	41
With no related allowance for loan losses recorded	0	0
Recorded Investment, with an allowance for loan losses recorded	1,902	2,924
Unpaid Principal Balance, with an allowance for loan losses recorded	2,040	3,153
Recorded Investment	1,902	2,925
Unpaid Principal Balance	2,040	3,194
Related Allowance	170	261
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with no related allowance for loan losses recorded	0	0	1
Interest Income Recognized, with no related allowance for loan losses recorded	0	1	11
Average Recorded Investment, with an allowance for loan losses recorded	2,416	3,186	3,640
Interest Income Recognized, with an allowance for loan losses recorded	225	189	224
Average Recorded Investment	2,416	3,186	3,641
Interest Income Recognized	$ 225	$ 190	$ 235